FINANCIAL INSTRUMENTS - Gain/(loss) on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ 78,207	$ 24,423
Realized gain/(loss) on derivative instruments	1,475	(6,024)
Gain/(loss) on derivatives	$ 79,682	$ 18,399	$ (25,182)